Revenue from contracts with customers (Tables)	12 Months Ended
Jun. 30, 2019
Revenue from contracts with customers.
Schedule of revenue derived from principal activity

		Restated(1)	Restated(1)
	2019	2018	2017
	£’000	£’000	£’000
Sponsorship	173,010	172,982	171,530
Retail, merchandising, apparel & products licensing revenue	102,083	102,853	103,991
Commercial	275,093	275,835	275,521
Domestic competitions	148,018	155,123	145,605
European competitions	83,138	38,276	39,541
Other	10,054	10,738	8,952
Broadcasting	241,210	204,137	194,098
Matchday	110,819	109,786	111,635
	627,122	589,758	581,254
(1)	Comparative amounts have been restated—see note 33 for further details.

Schedule of revenue derived from entities accounting for more than 10% of revenue

			Restated(1)
	2019	2018	2017
	£’000	£’000	£’000
Premier League	150,959	155,932	147,875
UEFA	83,138	<10%	<10%
adidas	78,813	79,015	79,214
General Motors (Chevrolet)	<10%	<10%	59,446
(1)	Comparative amounts have been restated—see note 33 for further details.

Schedule of assets and liabilities related to contracts with customers

Current contract
assets—accrued
revenue
£’000
At 1 July 2017	28,755
Recognized in revenue during the year	38,018
Cash received during the year	(28,755)
At 30 June 2018	38,018
Recognized in revenue during the year	39,532
Cash received during the year	(38,018)
At 30 June 2019	39,532

	Current contract	Non-current contract	Total contract
	liabilities—	liabilities—	liabilities—
	deferred revenue	deferred revenue	deferred revenue
	£’000	£’000	£’000
At 1 July 2017 as previously reported	(207,245)	(39,648)	(246,893)
Adjustment(1)	3,800	—	3,800
Restated at 1 July 2017	(203,445)	(39,648)	(243,093)
Recognized in revenue during the year	203,445	—	203,445
Cash received during the year	(177,426)	(523)	(177,949)
Reclassified to current during the year	(3,086)	3,086	—
At 30 June 2018	(180,512)	(37,085)	(217,597)
Recognized in revenue during the year	180,512	—	180,512
Cash received during the year	(180,494)	(5,921)	(186,415)
Reclassified to current during the year	(9,652)	9,652	—
At 30 June 2019	(190,146)	(33,354)	(223,500)
(1)	Comparative amounts have been restated—see note 33 for further details.